Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-41994
Entity Registrant Name	Massimo Group
Entity Central Index Key	0001952853
Entity Tax Identification Number	92-0790263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3101 W Miller Road
Entity Address, City or Town	Garland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75041
City Area Code	(877)
Local Phone Number	881-6376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 per share
Trading Symbol	MAMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false